Lease (Details) - Schedule of components of lease expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of lease expenses [Abstract]
Operating lease expenses for variable payments	¥ 13,413	¥ 453	¥ 1,151
Operating lease expenses for fixed payments	241,466	337,608	506,026
Short-term lease expenses	10,841	10,265	7,277
Total	265,720	348,326	514,454
Operating cash flows for operating leases	¥ 192,570	¥ 207,803	¥ 440,170